Held-to-maturity Financial Assets - Summary of Amortized Cost of Held-to-maturity Financial Assets by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets, current	R$ 10,296	R$ 2,498
Held-to-maturity financial assets, Non-current	26,264	37,997
Held-to-maturity financial assets, Non-current	36,560	40,495
Current [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets, current	10,296	2,498
1-5 years [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets, Non-current	9,437	19,376
From five to ten years [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets, Non-current	10,243	10,957
After ten years [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets, Non-current	R$ 6,584	R$ 7,664